Patent (Details) - Schedule of Gross Carrying Amount, Accumulate - USD ($) $ in Thousands	6 Months Ended	9 Months Ended
	Mar. 31, 2024	Jun. 30, 2024	Sep. 30, 2023
Finite-Lived Intangible Assets [Line Items]
Acquisition cost	$ 6,474	$ 6,474
Accumulated amortization		(971)	$ (647)
Net carrying amount	$ 5,611	5,503	5,827
Graphite production [Member]
Finite-Lived Intangible Assets [Line Items]
Acquisition cost		216
Accumulated amortization		(32)	(22)
Net carrying amount		184	194
Graphene Production [Member]
Finite-Lived Intangible Assets [Line Items]
Acquisition cost		6,258
Accumulated amortization		(939)	(625)
Net carrying amount		$ 5,319	$ 5,633